SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Description of segment and principal activities
The Group evaluates its segmental reporting under IFRS 8, “Operating Segments”. The Group derives its revenues through a single business activity, which is making, selling and distributing ready-to-drink beverages. The Group operates solely in developed markets in Western Europe and has a homogenous product portfolio across its geographic territories. Based on the governance structure of the Group, including decision making authority and oversight, the Group has determined that the Board is its Chief Operating Decision Maker (CODM). The Board, as the CODM, allocates resources and evaluates performance at a consolidated level and, therefore, the Group has one operating segment.
No single customer accounted for more than 10% of the Group’s revenue during the years ended 31 December 2018, 31 December 2017 and 31 December 2016.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year ended
	31 December 2018	31 December 2017	31 December 2016
Revenue:	€ million	€ million	€ million
Spain/Portugal/Andorra(A)	2,670	2,706	1,721
Germany	2,335	2,218	1,335
Great Britain	2,280	2,026	2,076
France/Monaco	1,775	1,803	1,791
Belgium/Luxembourg	983	919	909
Netherlands	580	526	505
Norway	439	416	408
Sweden	365	353	350
Iceland	91	95	38
Total	11,518	11,062	9,133

(A) Spain/Portugal/Andorra is also referred to as Iberia.

Assets by geography
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments and deferred tax assets by geography:

	31 December 2018	31 December 2017
	€ million	€ million
Spain/Portugal/Andorra(A)	6,873	6,561
Germany	3,160	3,176
Great Britain	2,441	2,395
France/Monaco	890	876
Belgium/Luxembourg	637	612
Netherlands	440	429
Sweden	404	421
Norway	259	267
Iceland	37	41
Other unallocated	45	44
Total	15,186	14,822
(A) Spain/Portugal/Andorra is also referred to as Iberia.